UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Mar 31, 2012
                                                -------------------

Check here if Amendment [   ]; Amendment Number:
                                                ---
This Amendment (Check only one.):
   [    ]  is a restatement.
   [    ]  adds new holdings entries.

Mitsubishi UFJ Securities Holdings Co., Ltd.(MUSHD) is the parent holding company of a number of operating subsidiaries, some of which are or may be institutional investment managers for the purposes of the reporting requirements under section 13(F) of the Securities Exchange Act of 1934(the Act) and the rules promulgated thereunder. MUSHD itself does not directly exercise investment discretion with respect to any section 13(F) securities positions except those included in the FORM 13F INFORMAITON TABLE below.
To the extent that MUSHD'S ownership interest in such operating subsidiaries is deemed the exercise of investment discretion regarding certain of such subsidiaries' managed accounts, the information required by FORM 13F with respect to such accounts is included in the report separatetly filed by each of the operating subsidiaries that are institutional investment managers subject to section 13(F) of the Act.

Institutional Investment Manager Filing this Report:

Name:      Mitsubishi UFJ Securities Holdings Co., Ltd.
          ------------------------------------------------
Address:   Mejirodai Bldg., 3-29-20, Mejirodai, Bunkyo-ku,
          ------------------------------------------------
           Tokyo, 112-8688, Japan
          ------------------------------------------------

Form 13F File Number: 28- 13570
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:     Tetsurou Shinohara
         ---------------------------------------------
Title:    General Manager, Corporate Planning Division
         ---------------------------------------------
Phone:    81-3-6742-1100
         ---------------------------------------------

Signature, Place, and Date of Signing:

/s/ Tetsurou Shinohara,   Tokyo, Japan   14th May 2012

Report Type (Check only one.):
[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
 28- 13569                 Kokusai Asset Management Co., Ltd.
     -----                 --------------------------------------------------
 28- 14928                 Mitsubishi UFJ Morgan Stanley Securities Co., Ltd.
     -----                 --------------------------------------------------

                          FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:           1
                                         ---------
Form 13F Information Table Entry Total:     71
                                         ---------
Form 13F Information Table Value Total:   319,062
                                         ---------
                                         (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
 01    28- 13582                Mitsubishi UFJ Financial Group, Inc.
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

                          FORM 13F INFORMATION TABLE
---------------------------------------------------------------------------------------
     COLUM1    COLUM2  COLUM3 COLUM4     COLUM5        COLUM6  COLUM7      COLUM8
-------------- ------- ------ ------ ---------------  -------  ------- ----------------
 NAME OF        TITLE          VALUE   SHRS/  SH/ PUT/ INVSTMT OTHER   VOTING AUTHORITY
 ISSUER       OF CLASS CUSIP (x$1000) PRN AMT PRM CALL DSCRETN MANAGER SOLE SHARED NONE
---------------------------------------------------------------------------------------
ABBOTT LABS      COM  002824100     613      10,000  SH  CALL  DEFINED       10,000   0     0
AGRIUM INC       COM  008916108     111       1,285  SH        DEFINED        1,285   0     0
ANGLOGOLD        MAND BD CV 13
 ASHANTI HLDGS FIN    03512Q206   3,412      92,413  SH        DEFINED       92,413   0     0
APPLE INC        COM  037833100 131,182     218,800  SH        DEFINED      218,800   0     0
APPLE INC        COM  037833100 128,004     213,500  SH  PUT   DEFINED      213,500   0     0
ARCHER DANIELS
 MIDLAND CO      COM  039483102      56       1,755  SH        DEFINED        1,755   0     0
AUSTRALIA ACQUISITION
 CORP            SHS  G06368107     297      30,000  SH        DEFINED       30,000   0     0
BAKER HUGHES INC COM  057224107   5,473     130,500  SH        DEFINED      130,500   0     0
BANK OF AMERICA
 CORPORATION     COM  060505104   1,675     175,000  SH        DEFINED      175,000   0     0
BANK OF AMERICA
 CORPORATION     COM  060505104      19       2,000  SH  CALL  DEFINED        2,000   0     0
BANK OF AMERICA
 CORPORATION     COM  060505104      19       2,000  SH  PUT   DEFINED        2,000   0     0
BHP BILLITON PLC SPONSORED
                 ADR  05545E209     318       5,175  SH        DEFINED        5,175   0     0
BIOMED REALTY
 TRUST INC       COM  09063H107     101       5,320  SH        DEFINED        5,320   0     0
BLUE WOLF MONGOLIA
 HOLDINGS        SHS  G11962100     341      35,000  SH        DEFINED       35,000   0     0
BRISTOL-MYERS
 SQUIBB CO       COM  110122108     675      20,000  SH  CALL  DEFINED       20,000   0     0
BROADCOM CORP    CL A 111320107     924      23,500  SH        DEFINED       23,500   0     0
BUNGE LTD        COM  G16962105     111       1,623  SH        DEFINED        1,623   0     0
CAZADOR ACQUISITION
 CORPORAT        SHS  G19867103     148      15,000  SH        DEFINED       15,000   0     0
CHINA DIGITAL    SPONSORED
 TV HLDG CO LTD  ADR  16938G107   2,680     772,320  SH        DEFINED      772,320   0     0
CLOUD PEAK
 ENERGY INC      COM  18911Q102     239      15,000  SH  CALL  DEFINED       15,000   0     0
COMCAST CORP     CL A 20030N101     600      20,000  SH        DEFINED       20,000   0     0
EXPRESS SCRIPTS
 INC             COM  302182100     650      12,000  SH  CALL  DEFINED       12,000   0     0
FREEPORT-MCMORAN
 COPPER & GO     COM  35671D857   1,902      50,000  SH        DEFINED       50,000   0     0
GENERAL ELECTRIC
 CO              COM  369604103   2,007     100,000  SH        DEFINED      100,000   0     0
GILEAD SCIENCES
 INC             COM  375558103     660      13,500  SH        DEFINED       13,500   0     0
GLOBAL EAGLE ACQUISITION
 CORP            COM  37951D102     292      30,000  SH        DEFINED       30,000   0     0
GOODRICH CORP    COM  382388106   2,698      21,511  SH        DEFINED       21,511   0     0
GOOGLE INC       CL A 38259P508   1,731       2,700  SH        DEFINED        2,700   0     0
GOOGLE INC       CL A 38259P508   7,054      11,000  SH  CALL  DEFINED       11,000   0     0
GOOGLE INC       CL A 38259P508   7,823      12,200  SH  PUT   DEFINED       12,200   0     0
HELMERICH &
 PAYNE INC       COM  423452101     125       2,314  SH        DEFINED        2,314   0     0
HICKS ACQUISITION
 COMPANY II INC  COM  429090103     589      60,000  SH        DEFINED       60,000   0     0
HOLLYFRONTIER
 CORP            COM  436106108   1,000      31,100  SH        DEFINED       31,100   0     0
ISHARES INC      MSCI 464286731       9         678  SH        DEFINED          678   0     0
                 TAIWAN
ISHARES INC      MSCI 464286772       4          65  SH        DEFINED           65   0     0
                 KOREA
ISHARES INC      MSCI 464286400      40         626  SH        DEFINED          626   0     0
                 BRAZIL
ISHARES TR       FTSE CHINA25
                 IDX  464287184      46       1,248  SH        DEFINED        1,248   0     0
ISHARES TR       MSCI EAFE
                 IDEX 464287465      10         181  SH        DEFINED          181   0     0
ISHARES TR       MSCI EMERG
                 MKT  464287234      22         511  SH        DEFINED          511   0     0
ISHARES TR       RUSL
                 2000 464287655      34         408  SH        DEFINED          408   0     0
KINDER MORGAN
 INC DEL         COM  49456B101    1,160     30,000  SH  CALL  DEFINED       30,000   0     0
MARATHON OIL
 CORP            COM  565849106      999     31,515  SH        DEFINED       31,515   0     0
MEDCO HEALTH SOLUTIONS
 INC             COM  58405U102       35        500  SH  CALL  DEFINED          500   0     0
MOLEX INC        CL A 608554200       23      1,000  SH        DEFINED        1,000   0     0
MOSAIC CO NEW    COM  61945C103      111      2,011  SH        DEFINED        2,011   0     0
MOTOROLA MOBILITY
 HLDGS IND       COM  620097105    1,373     35,000  SH        DEFINED       35,000   0     0
NATIONAL OILWELL
 VARCO INC       COM  637071101      125      1,572  SH        DEFINED        1,572   0     0
NEOPHOTONICS
 CORP            COM  64051T100      815    172,276  SH        DEFINED      172,276   0     0
NEWS CORP        CL A 65248E104       11        556  SH        DEFINED          556   0     0
NOKIA CORP       COM  654902204    1,217    221,700  SH        DEFINED      221,700   0     0
NOKIA CORP       COM  654902204    1,217    221,700  SH  PUT   DEFINED      221,700   0     0
OASIS PETE INC
 NEW             COM  674215108      125      4,058  SH        DEFINED        4,058   0     0
PATTERSON UTI
 ENERGY INC      COM  703481101      125      7,213  SH        DEFINED        7,213   0     0
PEP BOYS MANNY MOE
 & JACK          COM  713278109      298     20,000  SH  CALL  DEFINED       20,000   0     0
PETROLEO         SP ADR BIB VTG
 BRASILEIRO SA PETRO  71654V101       65      2,560  SH        DEFINED        2,560   0     0
POTASH CORP SASK
 INC             COM  73755L107      111      2,430  SH        DEFINED        2,430   0     0
POWERSHARES QQQ  UNIT SER 1
 TRUST                73935A104      480      7,100  SH        DEFINED        7,100   0     0
POWERSHARES QQQ  UNIT SER 1
 TRUST                73935A104      480      7,100  SH  PUT   DEFINED        7,100   0     0
RLJ LODGING TR   COM  74965L101      302     31,000  SH        DEFINED       31,000   0     0
SELECT SECTOR    SBI INT-FINL
 SPDR TR              81369Y605        0          8  SH  CALL  DEFINED            8   0     0
SELECT SECTOR    SBI MATERIALS
 SPDR                 81369Y100        5        126  SH        DEFINED          126   0     0
SOLUTIA INC      COM
                 NEW  834376501      838     30,000  SH        DEFINED       30,000   0     0
SOUTHWESTERN
 ENERGY CO       COM  845467109    1,071     35,000  SH        DEFINED       35,000   0     0
SPDR SERIES      S&P BK
 TRUST           ETF  78464A797       33      1,366  SH        DEFINED        1,366   0     0
SPDR S&P 500     TR UNIT
 ETF TR               78462F103    1,056      7,500  SH        DEFINED        7,500   0     0
TESORO CORP      COM  881609101      999     37,230  SH        DEFINED       37,230   0     0
UNITED STATES    UNIT PAR
 NATL GAS FUND        912318201      780     49,000  SH  CALL  DEFINED       49,000   0     0
ROI ACQUISITION  UNIT 99/99/999
 CORP                 74966A203      200     20,000  SH        DEFINED       20,000   0     0
VALE SA          ADR REPSTG PFD
                      91912E204      306     13,465  SH        DEFINED       13,465   0     0
VALERO ENERGY
 CORP NEW        COM  91913Y100      999     38,775  SH        DEFINED       38,775   0     0
VANGUARD INTL    MSCI EMR MKT ETF
 EQUITY INDEX F	      922042858       11        246  SH        DEFINED          246   0     0
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